Investments accounted for using equity method (Details Narrative) $ in Thousands, $ in Thousands, $ in Thousands																1 Months Ended		12 Months Ended
	Jul. 01, 2024	May 28, 2024	Mar. 21, 2024 CLP ($)	Mar. 21, 2024 USD ($)	Feb. 22, 2024 CLP ($)	Feb. 22, 2024 USD ($)	Dec. 21, 2023 CLP ($)	Dec. 21, 2023 ARS ($)	Oct. 25, 2023 CLP ($)	Oct. 25, 2023 ARS ($)	Sep. 27, 2023 CLP ($)	Sep. 27, 2023 ARS ($)	Jun. 06, 2023 CLP ($)	Jun. 06, 2023 ARS ($)	Mar. 30, 2023 ARS ($)	Apr. 25, 2024 CLP ($)	Apr. 25, 2024 USD ($)	Dec. 31, 2024 CLP ($) lb	Dec. 31, 2024 USD ($) lb	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | $																		$ 10,658,097		$ 7,086,899		$ 36,465,915
CCU Argentina Sa [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description		CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture Aguas de Origen S.A.
Purchase option to acquire description	Holding Internationale de Boissons S.A.S., notified CCU Argentina S.A., the acceptance of the exercise of the purchase option to acquire 8,471,349 shares corresponding to a 0.1% interest in the Aguas de Origen S.A. joint venture.
Zona Franca Central Cervecera S A S [Member] | Ccu Inversiones Ll Limitada [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																							50.00%	50.00%
Consideration transferred, acquisition-date fair value																							$ 6,432	$ 10,204
Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Annual beer production capacity in hectoliters | lb																		3,000,000	3,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities																		$ 216,941,694	$ 315,150,660	$ 206,283,598	$ 304,170,191
MCOP [Member]
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 6,263,060	$ 6,417,661	$ 2,951,256	$ 3,050,330										$ 1,443,781	$ 1,512,478	10,658,097	$ 43,000,000
Foods Compania De Alimentos Ccu Sa [Member] | Bodega San Juan S A U [Member]
IfrsStatementLineItems [Line Items]
Decrease in Capital							$ 86,937	$ 80,385,000	$ 159,661	$ 62,811,000	$ 4,373,920	$ 1,688,179,074	$ 95,601	$ 29,142,000	$ 80,158,267			$ 304,411